Equity Financing Transactions - Summary of Proceeds Received from Financial Transactions (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Received	$ 7,475	$ 212,401
Teekay Offshore [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	7,784
Less: Teekay Corporation Portion	(156)
Offering Expenses	(153)
Net Proceeds Received	$ 7,475